Congress Small Cap Growth Fund
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Aerospace & Defense - 5.7%
AeroVironment, Inc. (a)	270,000	$ 40,329,900
Moog, Inc. - Class A	190,000	74,071,500
		114,401,400

Banks - 4.9%
Ameris Bancorp	580,000	50,581,800
Atlantic Union Bankshares Corp.	1,125,000	47,733,750
		98,315,550

Beverages - 2.4%
Vita Coco Co., Inc. (a)	720,000	47,476,800

Biotechnology - 6.9%
Halozyme Therapeutics, Inc. (a)	258,000	21,295,320
TG Therapeutics, Inc. (a)	1,300,000	67,639,000
Vericel Corp. (a)	1,090,000	50,096,400
		139,030,720

Building Products - 5.8%
CSW Industrials, Inc.	160,000	51,028,800
Modine Manufacturing Co. (a)	329,588	66,266,963
		117,295,763

Capital Markets - 2.2%
PJT Partners, Inc. - Class A	261,000	43,928,910

Chemicals - 5.0%
Balchem Corp.	250,000	41,888,750
Sensient Technologies Corp.	470,000	58,124,900
		100,013,650

Diversified Consumer Services - 2.0%
Universal Technical Institute, Inc. (a)	1,000,000	39,310,000

Electronic Equipment, Instruments & Components - 7.5%
Bel Fuse, Inc. - Class B	130,000	35,356,100
Crane NXT Co.	395,000	20,520,250
Mirion Technologies, Inc. (a)	2,745,000	41,120,100
Novanta, Inc. (a)	380,000	54,169,000
		151,165,450

Energy Equipment & Services - 2.0%
Archrock, Inc.	1,150,000	41,124,000

Entertainment - 3.1%
IMAX Corp. (a)	1,300,000	62,192,000

Health Care Equipment & Supplies - 10.6%
LeMaitre Vascular, Inc.	470,000	47,620,400
LivaNova PLC (a)	750,000	60,105,000

Merit Medical Systems, Inc. (a)	605,000		51,431,050
UFP Technologies, Inc. (a)	215,000		54,777,700
			213,934,150

Hotels, Restaurants & Leisure - 3.3%
Brinker International, Inc. (a)	315,000		67,315,500

Household Durables - 2.2%
Champion Homes, Inc. (a)	560,000		44,581,600

Interactive Media & Services - 1.6%
Cargurus, Inc. (a)	866,437		31,399,677

Life Sciences Tools & Services - 2.7%
Repligen Corp. (a)	385,000		54,288,850

Machinery - 7.9%
Enpro, Inc.	195,000		61,214,400
Federal Signal Corp.	446,000		55,727,700
JBT Marel Corp.	300,000		41,541,000
			158,483,100

Marine Transportation - 2.3%
Kirby Corp. (a)	350,000		45,899,000

Pharmaceuticals - 3.9%
Ligand Pharmaceuticals, Inc. (a)	271,577		78,089,251

Semiconductors & Semiconductor Equipment - 4.2%
Kulicke & Soffa Industries, Inc.	460,000		41,032,000
Power Integrations, Inc.	730,000		44,318,300
			85,350,300

Software - 10.2%
ACI Worldwide, Inc. (a)	720,000		41,277,600
Commvault Systems, Inc. (a)	421,000		49,593,800
InterDigital, Inc.	200,000		60,965,000
JFrog Ltd. (a)	673,710		53,755,321
			205,591,721

Specialty Retail - 2.4%
Boot Barn Holdings, Inc. (a)	319,319		47,575,338
TOTAL COMMON STOCKS (Cost $1,535,005,329)			1,986,762,730

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.4%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.60% (b)	28,150,283		28,150,283
TOTAL MONEY MARKET FUNDS (Cost $28,150,283)			28,150,283

TOTAL INVESTMENTS - 100.2% (Cost $1,563,155,612)			2,014,913,013
Liabilities in Excess of Other Assets - (0.2)%		(0.00226)	(4,544,970)
TOTAL NET ASSETS - 100.0%			$ 2,010,368,043

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Congress Small Cap Growth Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,986,762,730	$ –	$ –	$ 1,986,762,730
Money Market Funds	28,150,283	–	–	28,150,283
Total Investments	$ 2,014,913,013	$ –	$ –	$ 2,014,913,013

Refer to the Schedule of Investments for further disaggregation of investment categories.